UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	4/30

Date of reporting period:	7/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CANTERBURY PORTFOLIO THERMOSTAT FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.13%	Shares	Fair Value

Consumer Staples Select Sector SPDR Fund	37,990	$2,257,746
iShares 20+ Year Treasury Bond ETF	23,330	3,100,323
iShares U.S. Home Construction ETF	56,860	2,211,854
iShares U.S. Medical Devices ETF	11,235	2,767,405
SPDR Dow Jones REIT ETF	19,285	1,935,057
SPDR S&P 500 ETF Trust	10,370	3,084,348
SPDR S&P Aerospace & Defense ETF	17,200	1,820,276
SPDR S&P Dividend ETF	29,350	2,988,711
SPDR S&P Insurance ETF	51,985	1,800,241
Technology Select Sector SPDR Fund (The)	28,805	2,326,580
Utilities Select Sector SPDR Fund (The)	35,830	2,133,677
Total Exchange-Traded Funds (Cost $24,318,523)		26,426,218

MONEY MARKET FUNDS - 1.44%

Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 2.21%(a)	384,418	384,418

Total Money Market Funds (Cost $384,418)		384,418

Total Investments — 100.57% (Cost $24,702,941)		26,810,636

Liabilities in Excess of Other Assets — (0.57)%		(153,075)

NET ASSETS — 100.00%		$26,657,561

(a)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

As of July 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,829,280
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$1,829,280

As of July 31, 2019, the aggregate cost of securities for federal income tax purposes was $24,981,356 for the Fund.

See accompanying notes which are an integral part of this schedule of investments.

Canterbury Portfolio Thermostat Fund

Notes to the Schedule of Investments

July 31, 2019

(Unaudited)

The Canterbury Portfolio Thermostat Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements –Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Canterbury Investment Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$26,426,218	$-	$-	$26,426,218
Money Market Funds	384,418	-	-	384,418
Total	$26,810,636	$-	$-	$26,810,636

The Fund did not hold any investments at the end of reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

GUARDIAN DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS — 97.96%	Shares	Fair Value

Communication Services — 6.76%
AT&T, Inc.	5,213	$177,503
BCE, Inc.	6,603	298,360
Telus Corporation	7,897	283,837
Verizon Communications, Inc.	5,332	294,700
		1,054,400
Consumer Discretionary — 7.69%
Darden Restaurants, Inc.	3,207	389,843
Home Depot, Inc. (The)	1,502	320,962
McDonald's Corporation	2,317	488,239
		1,199,044
Consumer Staples — 13.31%
Costco Wholesale Corporation	1,267	349,223
Keurig Dr. Pepper, Inc.	7,798	219,436
Kimberly-Clark Corporation	2,618	355,132
Nestlé S.A. - ADR	5,103	541,326
Procter & Gamble Company (The)	2,931	345,975
Unilever N.V. - ADR	4,568	263,756
		2,074,848
Energy — 6.42%
BP plc - ADR	3,379	134,281
ONEOK, Inc.	4,592	321,808
Royal Dutch Shell plc, Class A - ADR	4,398	276,590
Total S.A. - ADR	5,184	268,220
		1,000,899
Financials — 8.19%
Allianz SE - ADR	12,725	295,156
CME Group, Inc.	864	167,979
JPMorgan Chase & Company	3,022	350,552
Royal Bank of Canada	5,861	462,791
		1,276,478
Health Care — 13.98%
Amgen, Inc.	1,950	363,831
AstraZeneca PLC - ADR	3,856	167,389
Johnson & Johnson	2,505	326,201
Medtronic plc	2,360	240,578
Novartis AG - ADR	4,428	405,516
Sanofi - ADR	6,220	259,374
UnitedHealth Group, Inc.	1,675	417,092
		2,179,981

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 10.26%
Illinois Tool Works, Inc.	1,128	173,971
Lockheed Martin Corporation	1,284	465,026
Raytheon Company	1,616	294,581
Republic Services, Inc.	3,255	288,556
Waste Management, Inc.	3,224	377,208
		1,599,342
Information Technology — 15.40%
Accenture plc, Class A	2,201	423,869
Apple, Inc.	1,218	259,483
Automatic Data Processing, Inc.	1,495	248,947
Mastercard, Inc., Class A	2,062	561,421
Microsoft Corporation	4,258	580,238
Paychex, Inc.	3,953	328,297
		2,402,255
Materials — 3.20%
Air Products & Chemicals, Inc.	1,187	270,956
BHP Billiton Ltd. - ADR	4,161	228,564
		499,520
Real Estate — 4.87%
Digital Realty Trust, Inc.	3,454	394,999
Medical Properties Trust, Inc.	20,792	363,860
		758,859
Utilities — 7.88%
American Water Works Company, Inc.	2,451	281,326
Duke Energy Corporation	3,152	273,341
Exelon Corporation	7,363	331,777
WEC Energy Group, Inc.	3,998	341,669
		1,228,113

Total Common Stocks (Cost $14,725,357)		15,273,739

MONEY MARKET FUNDS - 1.82%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.99%(a)	283,947	283,947

Total Money Market Funds (Cost $283,947)		283,947

Total Investments — 99.78% (Cost $15,009,304)		15,557,686

Other Assets in Excess of Liabilities — 0.22%		35,060

NET ASSETS — 100.00%		$15,592,746

See accompanying notes which are an integral part of this schedule of investments.

(a)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of July 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$744,524
Gross Unrealized Depreciation	(196,142)
Net Unrealized Appreciation on Investments	$548,382

As of July 31, 2019, the aggregate cost of securities for federal income tax purposes was $15,009,304 for the Fund.

See accompanying notes which are an integral part of this schedule of investments.

Guardian Dividend Growth Fund

Notes to the Schedule of Investments

July 31, 2019 (Unaudited)

The Guardian Dividend Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Guardian Dividend Growth Fund

Notes to the Schedule of Investments - continued

July 31, 2019 (Unaudited)

In the event that market quotations are not readily available, Guardian Capital, LP (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,273,739	$-	$-	$15,273,739
Money Market Funds	283,947	-	-	283,947
Total	$15,557,686	$-	$-	$15,557,686

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	9/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	9/25/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	9/25/2019